Commitments and Contingencies (Details) - Israel Innovation Authority (IIA) [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Royalty expenses	$ 646	$ 594
Amount of royalties paid or accrued, net	$ 46,737